Certain Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Certain Balance Sheet Information

Note 3 – Certain Balance Sheet Information

Accrued expenses and other liabilities consisted of the following at March 31, 2016 and December 31, 2015 (in millions):

	CEQP		CMLP
	March 31,	December 31,	March 31,	December 31,
	2016	2015	2016	2015
Accrued expenses	$30.7	$46.4	$29.0	$44.1
Accrued property taxes	5.4	4.8	5.4	4.8
Accrued product purchases payable	1.4	1.5	1.4	1.5
Tax payable	1.3	0.5	0.8	0.5
Interest payable	35.6	26.2	35.6	26.2
Accrued additions to property, plant and equipment	5.3	10.4	5.3	10.4
Capital leases	1.4	1.6	1.4	1.6
Deferred revenue	15.7	14.2	15.7	14.2

Total accrued expenses and other liabilities	$96.8	$105.6	$94.6	$103.3

Note 4—Certain Balance Sheet Information

Property, Plant and Equipment

Property, plant and equipment of the following at December 31, 2015 and 2014 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Gathering systems and pipelines	$1,070.4	$1,410.9	$1,213.2	$1,279.5
Facilities and equipment	1,505.9	1,648.3	1,691.0	1,653.8
Buildings, land, rights-of-way, storage contracts and easements	833.4	841.5	837.1	840.0
Vehicles	46.3	45.2	44.6	43.5
Construction in process	114.5	156.5	114.5	156.5
Base gas	37.3	37.5	37.3	37.5
Salt deposits	120.5	120.5	120.5	120.5
Office furniture and fixtures	19.4	13.5	19.5	13.3

	3,747.7	4,273.9	4,077.7	4,144.6
Less: accumulated depreciation and depletion	436.9	380.1	552.0	398.6

Total property, plant and equipment, net	$3,310.8	$3,893.8	$3,525.7	$3,746.0

Depreciation. CEQP’s depreciation expense totaled $195.1 million, $184.2 million and $109.9 million for the years ended December 31, 2015, 2014 and 2013. CMLP’s depreciation expense totaled $186.7 million, $170.9 million and $99.9 million for the years ended December 31, 2015, 2014 and 2013. Depletion expense at both CEQP and CMLP totaled $0.7 million, $0.7 million and $0.4 million for the years ended December 31, 2015, 2014 and 2013.

Capitalized Interest. During the year ended December 31, 2015, 2014 and 2013 CEQP capitalized interest of $2.5 million, $7.7 million and $3.4 million related to certain expansion projects. During the year ended December 31, 2015, 2014 and 2013 CMLP capitalized interest of $2.5 million, $7.5 million and $3.4 million related to certain expansion projects.

Capital Leases. We have a treating facility and certain auto leases which are accounted for as capital leases. Our treating facility lease is reflected in facilities and equipment in the above table. We had capital lease assets of $2.4 million and $5.3 million included in property, plant and equipment, net at December 31, 2015 and 2014.

Intangible Assets

Intangible assets consisted of the following at December 31, 2015 and 2014 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Customer accounts	$583.7	$583.7	$583.7	$583.7
Covenants not to compete	6.6	9.6	5.6	8.6
Gas gathering, compression and processing contracts	325.2	730.2	325.2	431.4
Acquired storage contracts	29.0	29.0	29.0	29.0
Trademarks	31.3	32.2	15.8	16.7
Deferred financing costs	63.3	57.2	63.3	54.3

	1,039.1	1,441.9	1,022.6	1,123.7
Less: accumulated amortization	229.0	210.6	220.3	154.1

Total intangible assets, net	$810.1	$1,231.3	$802.3	$969.6

The following table summarizes the total of accumulated amortization of intangible assets by the type of intangible asset at December 31, 2015 and 2014:

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Customer accounts	$130.1	$72.5	$130.1	$72.5
Covenants not to compete	2.5	3.2	1.7	2.6
Gas gathering, compression and processing contracts	44.3	98.0	44.3	47.9
Acquired storage contracts	18.5	12.7	18.5	12.7
Trademarks	11.2	6.7	3.3	2.0
Deferred financing costs	22.4	17.5	22.4	16.4

Total accumulated amortization	$229.0	$210.6	$220.3	$154.1

Crestwood Equity’s amortization and interest expense related to its intangible assets for the years ended December 31, 2015, 2014 and 2013, was approximately $114.0 million, $109.8 million and $66.7 million. Crestwood Midstream’s amortization and interest expense related to its intangible assets for the years ended December 31, 2015, 2014 and 2013 was approximately $100.0 million, $92.1 million and $49.0 million.

Estimated amortization of our intangible assets for the next five years is as follows (in millions):

Year Ending December 31,	CEQP	CMLP
2016	$82.9	$79.6
2017	69.8	66.7
2018	57.4	55.9
2019	53.8	53.8
2020	52.6	52.6

Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following at December 31, 2015 and 2014 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Accrued expenses	$46.4	$52.5	$44.1	$50.0
Accrued property taxes	4.8	2.2	4.8	2.2
Accrued product purchases payable	1.5	0.7	1.5	0.7
Tax payable	0.5	1.6	0.5	1.2
Interest payable	26.2	23.5	26.2	21.9
Accrued additions to property, plant and equipment	10.4	20.0	10.4	20.0
Commitments and contingent liabilities (Note 15)	—	40.0	—	40.0
Capital leases	1.6	1.9	1.6	1.9
Deferred revenue	14.2	12.2	14.2	12.2

Total accrued expenses and other liabilities	$105.6	$154.6	$103.3	$150.1